Document and Entity Information	Sep. 24, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001616707
Document Type	8-K
Document Period End Date	Sep. 24, 2024
Entity Registrant Name	WAYFAIR INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36666
Entity Tax Identification Number	36-4791999
Entity Address, Address Line One	4 Copley Place
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	532-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value per share
Trading Symbol	W
Security Exchange Name	NYSE
Entity Emerging Growth Company	false